Net Income Per Limited Partner Unit (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Income from continuing operations	$ 520	$ 1,012	$ 994
Less: Income (loss) from continuing operations attributable to noncontrolling interest	(487)	(176)	371
Income from continuing operations, net of noncontrolling interest	1,007	1,188	623
Less: General Partner’s interest in income from continuing operations	3	3	2
Convertible Unitholders’ interest in income	8	0	0
Less: Class D Unitholder’s interest in income from continuing operations	0	3	2
Income from continuing operations available to Limited Partners	996	1,182	619
Dilutive effect of equity-based compensation of subsidiaries, distributions to Class D Unitholder and Convertible Units	8	3	(2)
Diluted income from continuing operations available to Limited Partners	$ 1,004	$ 1,185	$ 617
Weighted average limited partner units	1,045.5	1,062.8	1,088.6
Basic income from continuing operations per Limited Partner unit	$ 0.95	$ 1.11	$ 0.57
Basic income (loss) from discontinued operations per Limited Partner unit	$ (0.01)	$ 0.00	$ 0.01
Dilutive effect of unconverted unit awards and Convertible Units	33.1	1.6	2.2
Weighted average limited partner units, assuming dilutive effect of unvested unit awards	1,078.6	1,064.4	1,090.8
Diluted income from continuing operations per Limited Partner unit	$ 0.93	$ 1.11	$ 0.57
Diluted income (loss) from discontinued operations per Limited Partner unit	$ (0.01)	$ 0.00	$ 0.01